Subsequent Events (Details Narrative) - USD ($)										1 Months Ended		12 Months Ended
	Feb. 18, 2019	Feb. 06, 2019	Feb. 05, 2019	Feb. 04, 2019	Feb. 01, 2019	Feb. 01, 2019	Jan. 28, 2019	Jan. 08, 2019	Nov. 08, 2018	Oct. 31, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 15, 2019	Sep. 16, 2017	May 22, 2017
Number of stock options granted												1,400,418	880,667
Exercise price of common stock granted												$ 6.75	$ 2.55
Aggregate value of common stock issued for services												$ 1,545,000	$ 2,088,000
Warrant exercise price															$ 1.20	$ 6.00
Number of shares issued during period													745,476
Number of shares issued during period, value												2,979,000	$ 796,000
Average monthly base rent												$ 62,000	$ 52,000
Note Holder [Member]
Warrant exercise price													$ 2.25
Number of shares issued during period										96,667	3,333
Number of shares issued during period, value										$ 595,000	$ 13,000
Subsequent Event [Member]
Number of warrants exercised														161,969
Cashless exercise of warrants														141,512
Warrant exercise price														$ 1.05
Reverse stock split, description					1-for-15 Reverse Stock Split of our Common Stock. The Reverse Stock Split became effective upon commencement of trading of our Common Stock on February 4, 2019. As a result of the Reverse Stock Split, every fifteen (15) shares of our Pre-Reverse Stock Split Common Stock were combined and reclassified into one share of our Common Stock.
Subsequent Event [Member] | Consultant [Member]
Number of stock options granted		66,666
Exercise price of common stock granted		$ 8.05
Expiration period		5 years
Stock option vesting, description		25% vest on the grant date and the remaining over a period of three years
Fair value of stock options grants		$ 521,000
Subsequent Event [Member] | Note Holder [Member] | Bellridge [Member]
Debt instrument face amount					$ 500,000	$ 500,000
Proceeds from issuance of debt						432,000
Original issue discount, amount					$ 25,000	25,000
Legal and financing expenses paid						$ 43,000
Number of shares issued during period						16,667
Number of shares issued during period, value						$ 128,000
Value for shares issued additionally						$ 25,000
Additional number of shares issued						8,606
Maturity date, description						The note matures in August 2019.
Subsequent Event [Member] | Consultants [Member]
Number of common stock issued for services				13,333
Aggregate value of common stock issued for services				$ 102,000
Common stock issued price per share				$ 7.65
Subsequent Event [Member] | Stock Option [Member] | Consultant [Member]
Expiration period							5 years
Stock option vesting period							60 days
Fair value of stock options grants							$ 13,000
Number of common stock issued for services							1,667
Common stock issued price per share							$ 7.80
Agreement and Plan of Merger [Member]
Pay to shareholder of sound concepts									$ 25,000,000
Cash payment									15,000,000
Issuance of shares of common stock with a fair market value									$ 10,000,000
Employment Agreements [Member] | Subsequent Event [Member] | Stock Option [Member] | Officers [Member]
Number of stock options granted								16,667
Exercise price of common stock granted								$ 4.35
Expiration period								5 years
Stock option vesting, description								The options vested 50% on the grant date and the remaining 50% will vest on the 12-month anniversary of the grant date.
Percentage for stock option vesting								50.00%
Stock option vesting period								12 months
Fair value of stock options grants								$ 70,000
Employment Agreement [Member] | Subsequent Event [Member] | Officers [Member]
Number of stock options granted			66,666
Exercise price of common stock granted			$ 7.50
Expiration period			5 years
Fair value of stock options grants			$ 482,000
Lease Agreement [Member] | Subsequent Event [Member]
Lease term	65 months
Average monthly base rent	$ 24,000
Lease Agreement [Member] | Subsequent Event [Member] | First 12 Months [Member]
Average monthly base rent	$ 12,000